Exchange rates in US$ - Summary of principal exchange rate used in preparation of financial statements (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom, Pounds
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	1.29	1.36	1.53
Year-end exchange rate per U.S.$	1.34	1.22	1.48
Australian Dollars [Member]
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	0.77	0.74	0.75
Year-end exchange rate per U.S.$	0.78	0.72	0.73
Canada, Dollars [Member]
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	0.77	0.76	0.78
Year-end exchange rate per U.S.$	0.79	0.74	0.72
Euro Member Countries, Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	1.13	1.11	1.11
Year-end exchange rate per U.S.$	1.20	1.05	1.09
South Africa, Rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	0.075	0.068	0.079
Year-end exchange rate per U.S.$	0.081	0.073	0.064